UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

May 31, 2023

Loomis Sayles Global Growth Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Vaughan Nelson Select Fund

LOOMIS SAYLES GLOBAL GROWTH FUND

Manager:	Symbols:

Aziz V. Hamzaogullari, CFA®	Class A LSAGX

Loomis, Sayles & Company, L.P.	Class C LSCGX

Class N LSNGX

Class Y LSGGX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

Average Annual Total Returns — May 31, 20233

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 3/31/2016)				Class Y/A/C	Class N
NAV	14.50%	15.56%	8.84%	11.45%	—%	1.10%	0.95%

Class A (Inception 3/31/2016)
NAV	14.31	15.29	8.57	11.17	—	1.35	1.20
With 5.75% Maximum Sales Charge	7.76	8.64	7.29	10.25	—

Class C (Inception 3/31/2016)
NAV	13.95	14.46	7.76	10.33	—	2.10	1.95
With CDSC[1]	12.95	13.46	7.76	10.33	—

Class N (Inception 3/31/2017)
NAV	14.54	15.60	8.90	—	10.88	1.02	0.90

COMPARATIVE PERFORMANCE
MSCI All Country World Index (Net)[2]	3.44	0.85	6.77	8.96	8.02

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:

John R. Bell	Class A LSFAX

Michael L. Klawitter, CFA®	Class C LSFCX

Heather M. Young, CFA®	Class N LSFNX

Loomis, Sayles & Company, L.P.	Class Y LSFYX

Investment Goal

The Fund seeks to provide a high level of current income.

Average Annual Total Returns — May 31, 20233

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class	Gross	Net

Class Y					Class N
NAV	3.76%	2.53%	1.75%	3.09%	—%	1.00%	0.80%

Class A
NAV	3.63	2.27	1.50	2.82	—	1.25	1.05
With 3.50% Maximum Sales Charge	0.06	-1.33	0.77	2.45	—

Class C
NAV	3.24	1.48	0.73	2.21	—	2.00	1.80
With CDSC[1]	2.25	0.53	0.73	2.21	—

Class N (Inception 3/31/2017)
NAV	3.66	2.45	1.77	—	2.34	0.97	0.75

COMPARATIVE PERFORMANCE
Morningstar LSTA Leveraged Loan Index[2]	4.55	5.91	3.69	3.77	3.81

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2	Morningstar LSTA Leveraged Loan Index covers loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leveraged loans.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:

Chris D. Wallis, CFA®, CPA	Class A VNSAX

Scott J. Weber, CFA®	Class C VNSCX

Vaughan Nelson Investment Management, L.P.	Class N VNSNX

Class Y VNSYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — May 31, 20233

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class	Gross	Net

Class Y					Class N
NAV	6.34%	6.28%	12.42%	13.16%	—%	0.88%	0.85%

Class A
NAV	6.20	6.02	12.15	12.87	—	1.12	1.10
With 5.75% Maximum Sales Charge	0.10	-0.06	10.83	12.21	—

Class C
NAV	5.74	5.19	11.30	12.20	—	1.88	1.85
With CDSC[1]	4.74	4.19	11.30	12.20	—

Class N (Inception 3/31/2017)
NAV	6.37	6.31	12.44	—	13.55	3.35	0.80

COMPARATIVE PERFORMANCE
S&P 500® Index[2]	3.33	2.92	11.01	11.99	11.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2022 through May 31, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES GLOBAL GROWTH FUND	BEGINNING ACCOUNT VALUE 12/1/2022	ENDING ACCOUNT VALUE 5/31/2023	EXPENSES PAID DURING PERIOD* 12/1/2022 – 5/31/2023
Class A
Actual	$1,000.00	$1,143.10	$6.52
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14
Class C
Actual	$1,000.00	$1,139.50	$10.51
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$9.90
Class N
Actual	$1,000.00	$1,145.40	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63
Class Y
Actual	$1,000.00	$1,145.00	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.89

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.22%, 1.97%, 0.92% and 0.97% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2022	ENDING ACCOUNT VALUE 5/31/2023	EXPENSES PAID DURING PERIOD* 12/1/2022 – 5/31/2023
Class A
Actual	$1,000.00	$1,036.30	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$1,032.40	$9.12
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class N
Actual	$1,000.00	$1,036.60	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y
Actual	$1,000.00	$1,037.60	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2022	ENDING ACCOUNT VALUE 5/31/2023	EXPENSES PAID DURING PERIOD* 12/1/2022 – 5/31/2023
Class A
Actual	$1,000.00	$1,062.00	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54
Class C
Actual	$1,000.00	$1,057.40	$9.49
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30
Class N
Actual	$1,000.00	$1,063.70	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class Y
Actual	$1,000.00	$1,063.40	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85%, 0.80% and 0.85% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Vaughan Nelson Select Fund, sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2023. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social and governance-specific disclosures, and vendor oversight.

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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2022, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Global Growth Fund	54%	69%	68%
Loomis Sayles Senior Floating Rate and Fixed Income Fund	93%	82%	91%
Vaughan Nelson Select Fund	43%	2%	4%

In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitation for Loomis Sayles Senior Floating Rate and Fixed Income Fund on all share classes, effective as of July 1, 2023. The Trustees further noted that the Loomis Sayles Global Growth Fund

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and Loomis Sayles Senior Floating Rate and Fixed Income Fund had total advisory fee rates that were at or below the medians of their respective peer groups of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.

The Trustees noted that Vaughan Nelson Select Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the advisory fee was only four basis points higher than the median of a peer group of funds; and (2) that the Fund’s longer-term performance has been consistently strong.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Senior Floating Rate and Fixed Income Fund on all share classes, effective as of July 1, 2023. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and lingering effects of the Covid-19 crisis, as applicable, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2024.

9  |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2022 and ending December 31, 2022

(including updates through May 31, 2023)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The Rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Loomis Sayles Senior Floating Rate and Fixed Income Fund has established an HLIM.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

During the period January 1, 2023 through May 31, 2023, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

|  10

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 99.0% of Net Assets
	Brazil — 8.8%
992,864	Ambev SA, ADR	$2,770,091
4,881	MercadoLibre, Inc.(a)	6,047,559

		8,817,650

	Canada — 3.3%
57,501	Shopify, Inc., Class A(a)	3,288,482

	China — 11.8%
15,864	Alibaba Group Holding Ltd., ADR(a)(b)	1,261,981
15,384	Baidu, Inc., ADR(a)(b)	1,889,924
172,632	Budweiser Brewing Co. APAC Ltd.	434,383
9,090	NXP Semiconductors NV	1,628,019
72,000	Tencent Holdings Ltd.(b)	2,849,351
64,626	Trip.com Group Ltd., ADR(a)(b)	2,040,889
31,317	Yum China Holdings, Inc.	1,768,158

		11,872,705

	Denmark — 2.7%
16,803	Novo Nordisk AS, Class B	2,704,122

	France — 1.0%
9,284	Sodexo SA	1,005,147

	Japan — 2.7%
78,600	FANUC Corp.	2,688,422

	Netherlands — 3.6%
2,199	Adyen NV(a)	3,601,613

	Switzerland — 6.2%
35,653	CRISPR Therapeutics AG(a)	2,283,218
41,132	Novartis AG, (Registered)	3,942,367

		6,225,585

	United Kingdom — 1.4%
6,900	Reckitt Benckiser Group PLC	536,555
17,267	Unilever PLC	863,860

		1,400,415

	United States — 57.5%
12,395	Alnylam Pharmaceuticals, Inc.(a)	2,293,199
40,502	Alphabet, Inc., Class A(a)	4,976,481
42,807	Amazon.com, Inc.(a)	5,161,668
4,414	Autodesk, Inc.(a)	880,107
17,178	Block, Inc.(a)	1,037,379
19,898	Boeing Co.(a)	4,093,019
1,923	Deere & Co.	665,320
41,316	Doximity, Inc., Class A(a)	1,267,162
6,476	Expeditors International of Washington, Inc.	714,368
63,846	Experian PLC	2,252,646
24,711	Meta Platforms, Inc., Class A(a)	6,541,496
11,998	Microsoft Corp.	3,940,023
9,980	Nestle SA, (Registered)	1,182,991
8,024	Netflix, Inc.(a)	3,171,326
35,659	Oracle Corp.	3,777,714
10,893	QUALCOMM, Inc.	1,235,375
5,415	Roche Holding AG	1,724,725
10,146	Salesforce, Inc.(a)	2,266,413
13,789	SEI Investments Co.	780,182
15,456	Tesla, Inc.(a)	3,151,942
77,555	Under Armour, Inc., Class A(a)	559,172
5,288	Vertex Pharmaceuticals, Inc.(a)	1,711,038
16,110	Visa, Inc., Class A	3,560,793
5,458	Yum! Brands, Inc.	702,390

		57,646,929

	Total Common Stocks (Identified Cost $93,959,023)	99,251,070

Principal Amount	Description	Value (†)
Short-Term Investments — 0.1%
$140,707	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2023 at 2.300% to be repurchased at $140,716 on 6/01/2023 collateralized by $149,800 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $143,529 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $140,707)	$140,707

	Total Investments — 99.1% (Identified Cost $94,099,730)	99,391,777
	Other assets less liabilities — 0.9%	883,105

	Net Assets — 100.0%	$100,274,882

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 8 of Notes to Financial Statements.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at May 31, 2023 (Unaudited)

Interactive Media & Services	16.2%
Broadline Retail	12.4
Software	10.9
Pharmaceuticals	8.3
Financial Services	8.1
Biotechnology	6.3
Hotels, Restaurants & Leisure	5.5
Aerospace & Defense	4.1
Machinery	3.4
IT Services	3.3
Beverages	3.2
Entertainment	3.2
Automobiles	3.1
Semiconductors & Semiconductor Equipment	2.8
Professional Services	2.2
Other Investments, less than 2% each	6.0
Short-Term Investments	0.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at May 31, 2023 (Unaudited)

United States Dollar	75.5%
Swiss Franc	6.8
Euro	5.5
Hong Kong Dollar	3.2
British Pound	2.7
Danish Krone	2.7
Japanese Yen	2.7

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 81.6% of Net Assets
	Aerospace & Defense — 0.3%
$1,875,000	Spirit Aerosystems, Inc., 2022 Term Loan, 1/15/2027(a)	$1,872,656
613,915	Spirit Aerosystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.500%, 9.545%, 1/15/2027(b)(c)	613,148

		2,485,804

	Airlines — 2.2%
6,345,000	American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%, 10.000%, 4/20/2028(b)(d)	6,365,811
3,489,562	LifeMiles Ltd., 2021 Term Loan B, 3 mo. USD LIBOR + 5.250%, 10.514%, 8/30/2026(b)(e)	3,329,251
2,125,000	Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%, 10.213%, 6/21/2027(b)(e)	2,197,824
2,759,100	SkyMiles IP Ltd., 2020 SkyMiles Term Loan B, 3 mo. USD SOFR + 3.750%, 8.799%, 10/20/2027(b)(e)	2,853,765
6,036,352	United Airlines, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%, 8.888%, 4/21/2028(b)(d)	5,996,090

		20,742,741

	Automotive — 2.5%
1,338,275	American Axle & Manufacturing, Inc., 2022 Term Loan B, USD SOFR + 3.500%, 8.545%, 12/13/2029(c)(f)	1,314,855
1,800,000	Clarios Global LP, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.903%, 5/06/2030(b)(g)	1,780,506
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 8.500%, 13.602%, 3/30/2028(b)(e)	3,540,000
5,523,909	First Brands Group LLC, 2021 Term Loan, 6 mo. USD SOFR + 5.000%, 10.252%, 3/30/2027(b)(e)	5,308,477
5,391,446	IXS Holdings, Inc., 2020 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.479%, 3/05/2027(b)(d)	4,459,480
3,464,800	Novae LLC, 1st Lien Term Loan, 6 mo. USD SOFR + 5.000%, 10.338%, 12/22/2028(b)(d)	2,939,294
7,349,098	Wheel Pros LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 9.773%, 5/11/2028(b)(d)	4,547,255

		23,889,867

	Brokerage — 3.9%
3,589,449	AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%, 11.625%, 8/02/2029(b)(c)	3,122,820
4,482,325	Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%, 10.404%, 10/25/2028(b)(c)	3,227,274
3,538,641	DRW Holdings LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.750%, 8.904%, 3/01/2028(b)(g)	3,438,002
8,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%, 11.904%, 7/20/2026(b)(g)	8,343,052
2,618,482	Eisner Advisory Group LLC, Term Loan, 1 mo. USD SOFR + 5.250%, 10.518%, 7/28/2028(b)(d)	2,598,843
3,258,000	Focus Financial Partners LLC, 2023 Term Loan B6, 6/30/2028(a)	3,197,923
4,965,439	HighTower Holdings LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%, 9.127%, 4/21/2028(b)(d)	4,667,513
6,332,783	LHS Borrower LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.003%, 2/16/2029(b)(c)	4,876,243
4,020,204	Resolute Investment Managers, Inc., 2020 Term Loan C, 3 mo. USD LIBOR + 4.250%, 9.409%, 4/30/2024(b)(e)	2,934,749

		36,406,419

	Building Materials — 2.8%
$4,489,452	ACProducts, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 9.409%, 5/17/2028(b)(c)	$3,642,697
679,865	Chamberlain Group, Inc., Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.503%, 11/03/2028(b)(c)	643,445
2,679,494	Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.409%, 4/12/2028(b)(c)	2,427,166
2,824,776	CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.003%, 11/23/2027(b)(c)	2,546,281
3,383,156	Foley Products Co. LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 9.798%, 12/29/2028(b)(c)	3,323,951
408,000	GYP Holdings III Corp., 2023 Term Loan, 1 mo. USD SOFR + 3.000%, 8.153%, 5/12/2030(b)(g)	406,470
1,984,711	LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%, 8.904%, 12/17/2027(b)(d)	1,814,105
1,988,315	Mannington Mills, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%, 8.909%, 8/06/2026(b)(g)	1,707,963
2,622,306	Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 9.498%, 4/29/2029(b)(c)	2,492,004
4,441,862	Specialty Building Products Holdings LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.410%, 10/15/2028(b)(c)	4,056,886
3,450,000	U.S. Silica Co., 2023 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.003%, 3/25/2030(b)(c)	3,393,937

		26,454,905

	Cable Satellite — 2.8%
11,375,403	DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%, 10.154%, 8/02/2027(b)(d)	10,774,668
2,802,362	Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 3 mo. USD SOFR + 4.250%, 9.444%, 2/01/2029(b)(c)	2,751,807
3,785,841	ViaSat, Inc., Term Loan, 1 mo. USD SOFR + 4.500%, 9.653%, 3/02/2029(b)(c)	3,633,461
5,421,000	Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD SOFR + 3.250%, 8.113%, 3/31/2031(b)(g)	5,209,798
3,900,000	WideOpenWest Finance LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.898%, 12/20/2028(b)(c)	3,780,309

		26,150,043

	Chemicals — 3.7%
3,275,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.750%, 12.904%, 11/24/2028(b)(d)	2,876,531
4,084,628	Bakelite U.S. Holdco, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.000%, 9.048%, 5/29/2029(b)(c)	3,842,940
4,616,118	Groupe Solmax, Inc., Term Loan, 3 mo. USD LIBOR + 4.750%, 9.909%, 5/29/2028(b)(d)	4,134,334
3,000,000	INEOS Quattro Holdings U.K. Ltd., 2023 USD Term Loan, 1 mo. USD SOFR + 3.750%, 9.003%, 3/14/2030(b)(g)	2,981,250
3,611,000	Ineos U.S. Finance LLC, 2022 USD Term Loan B, 11/08/2027(a)	3,591,428
855,508	Ineos U.S. Finance LLC, 2023 USD Term Loan B, 2/18/2030(a)	847,492
2,900,000	LSF11 A5 Holdco LLC, 2023 Incremental Term Loan B, 10/15/2028(a)	2,839,593
5,930,166	Luxembourg Investment Co. 428 Sarl, Term Loan B, 3 mo. USD SOFR + 5.000%, 10.048%, 1/03/2029(b)(c)	4,329,021
2,021,000	Momentive Performance Materials Inc., 2023 Term Loan, 1 mo. USD SOFR + 4.500%, 9.653%, 3/29/2028(b)(g)	1,979,327
3,107,000	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.304%, 4/23/2029(b)(g)	2,672,797

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — continued
$1,993,823	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 4.000%, 9.154%, 3/16/2027(b)(d)	$1,936,859
2,668,313	Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.809%, 10/26/2026(b)(c)	2,518,887

		34,550,459

	Consumer Cyclical Services — 3.5%
2,506,141	Galaxy U.S. Opco, Inc., Term Loan, 1 mo. USD SOFR + 4.750%, 9.903%, 4/29/2029(b)(c)	2,236,730
741,143	Go Daddy Operating Co. LLC, 2022 Term Loan B5, 1 mo. USD SOFR + 3.000%, 8.153%, 11/09/2029(b)(g)	739,542
5,241,952	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%, 9.155%, 5/01/2024(b)(e)	5,109,593
2,500,000	Inmar Holdings, Inc., 2017 2nd Lien Term Loan, 1 mo. USD LIBOR + 8.000%, 13.154%, 5/01/2025(b)(e)	2,408,325
4,580,894	Latham Pool Products, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.314%, 2/23/2029(b)(c)	4,263,118
3,271,076	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 9.518%, 8/07/2028(b)(d)	3,074,811
4,058,982	The Knot Worldwide, Inc., 2022 Term Loan, USD SOFR + 4.500%, 9.688%, 12/19/2025(f)(g)	4,038,687
2,000,000	TTF Holdings LLC, Term Loan, 3/31/2028(a)	1,985,000
6,000,000	Uber Technologies, Inc., 2023 Term Loan B, 3/03/2030(a)	5,938,500
2,219,670	Vaco Holdings LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 10.048%, 1/21/2029(b)(g)	2,016,192
2,478,099	WW International, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.660%, 4/13/2028(b)(c)	1,621,098

		33,431,596

	Consumer Products — 3.3%
2,493,719	19th Holdings Golf LLC, 2022 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.390%, 2/07/2029(b)(c)	2,355,018
5,207,691	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 2 mo. USD SOFR + 3.750%, 8.810%, 7/31/2028(b)(c)	5,004,591
3,241,710	Bombardier Recreational Products, Inc., 2022 Incremental Term Loan B, 1 mo. USD SOFR + 3.500%, 8.653%, 12/13/2029(b)(c)	3,214,966
4,128,065	Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 9.390%, 9/25/2028(b)(d)	3,902,755
6,268,178	Solis IV BV, USD Term Loan B1, 3 mo. USD SOFR + 3.500%, 8.666%, 2/26/2029(b)(g)	5,738,517
5,222,262	Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. LIBOR + 4.000%, 9.154%, 10/06/2028(b)(d)	4,310,247
1,812,488	Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD SOFR + 3.500%, 8.753%, 3/15/2030(b)(g)	1,784,014
2,709,630	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 9.503%, 10/30/2027(b)(d)	2,357,378
3,327,713	Weber-Stephen Products LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.518%, 10/30/2027(b)(d)	2,895,110

		31,562,596

	Diversified Manufacturing — 4.2%
5,751,122	Alliance Laundry Systems LLC, Term Loan B, 3 mo. USD LIBOR + 3.500%, 8.559%, 10/08/2027(b)(d)	5,683,201
4,058,101	Arcline FM Holdings LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%, 9.909%, 6/23/2028(b)(d)	3,851,827
3,588,225	Chart Industries, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.916%, 3/15/2030(b)(c)	3,559,089
3,350,985	CMBF LLC, Term Loan, 3 mo. USD LIBOR + 6.000%, 11.108%, 8/02/2028(b)(c)	2,965,622
	Diversified Manufacturing — continued
$1,519,450	Emrld Borrower LP, Term Loan B, 5/31/2030(a)	$1,500,927
4,000,000	Filtration Group Corp., 2023 USD Term Loan, 10/31/2028(a)	3,960,000
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%, 12.159%, 3/02/2029(b)(c)	2,535,000
4,716,300	Project Castle, Inc., Term Loan B, 3 mo. SOFR + 5.500%, 10.391%, 6/01/2029(c)(h)	4,114,972
2,613,143	Shape Technologies Group, Inc., Term Loan, 1 mo. USD LIBOR + 3.000%, 8.154%, 4/21/2025(b)(g)	2,404,092
3,054,527	U.S. Farathane LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 9.409%, 12/23/2024(b)(e)	3,053,244
4,442,315	Vertiv Group Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%, 7.812%, 3/02/2027(b)(g)	4,368,261
1,802,483	Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B, 3 mo. USD SOFR + 5.000%, 10.307%, 3/02/2028(b)(c)	1,787,468

		39,783,703

	Electric — 0.4%
2,347,619	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.590%, 5/17/2030(b)(c)	2,290,032
1,902,381	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 4.500%, 9.590%, 5/17/2030(b)(c)	1,855,716

		4,145,748

	Environmental — 0.7%
4,309,137	Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.500%, 9.654%, 5/05/2028(b)(e)	3,576,584
3,065,817	Northstar Group Services, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 5.500%, 10.768%, 11/12/2026(b)(e)	3,035,159

		6,611,743

	Financial Other — 0.5%
3,583,310	GT Polaris, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%, 9.023%, 9/24/2027(b)(d)	3,255,222
1,216,390	Mermaid BidCo, Inc., 2021 USD Term Loan, 1 mo. USD SOFR + 4.500%, 9.540%, 12/22/2027(b)(d)	1,173,817

		4,429,039

	Food & Beverage — 1.5%
6,979,022	City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD LIBOR + 3.500%, 8.760%, 4/05/2028(b)(d)	3,280,140
4,455,101	Del Monte Foods, Inc., 2022 Term Loan, 1 mo. USD SOFR + 4.250%, 9.448%, 5/16/2029(b)(c)	4,322,829
5,000,000	Naked Juice LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 6.000%, 10.998%, 1/24/2030(b)(c)	3,737,500
3,057,249	Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%, 8.659%, 3/31/2028(b)(c)	2,892,586

		14,233,055

	Gaming — 1.1%
3,740,530	Bally’s Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%, 8.358%, 10/02/2028(b)(c)	3,572,581
3,621,335	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.153%, 1/27/2029(b)(c)	3,481,769
3,587,797	GVC Holdings (Gibraltar) Ltd., 2022 USD Term Loan B2, 6 mo. USD SOFR + 3.500%, 8.437%, 10/31/2029(b)(c)	3,580,334

		10,634,684

	Healthcare — 4.3%
936,374	Carestream Dental Equipment, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.500%, 9.654%, 9/01/2024(b)(c)	833,373

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$3,491,250	Charlotte Buyer, Inc., 1st Lien Term Loan, 1 mo. USD SOFR + 5.250%, 10.304%, 2/11/2028(b)(c)	$3,331,979
10,150	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan, 4.250%, 3/30/2029(i)	9,858
478,993	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan, USD SOFR + 4.250%, 9.192%, 3/30/2029(c)(f)	465,222
2,822,544	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.295%, 3/30/2029(b)(c)	2,741,396
789,474	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Delayed Draw Term Loan, 7/06/2029(a)	748,026
1,071,630	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Delayed Draw Term Loan, 3 mo. USD SOFR + 4.250%, 9.248%, 7/06/2029(b)(c)	1,015,369
1,710,526	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 7/06/2029(a)	1,620,724
2,321,865	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 4.250%, 9.248%, 7/06/2029(b)(c)	2,199,967
2,898,510	EyeCare Partners LLC, 2021 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%, 8.904%, 11/15/2028(b)(c)	2,028,957
3,989,796	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.998%, 10/01/2027(b)(d)	3,771,594
2,000,000	GHX Ultimate Parent Corp., 2023 Term Loan, 3 mo. USD SOFR + 4.750%, 9.789%, 6/30/2027(b)(c)	1,967,500
2,936,392	Heartland Dental LLC, 2023 Term Loan B, 4/28/2028(a)	2,780,411
1,000,000	MDVIP, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%, 11.654%, 10/15/2029(b)(c)	900,000
2,860,595	NAPA Management Services Corp., Term Loan B, 3 mo. USD SOFR + 5.250%, 10.486%, 2/23/2029(b)(d)	2,083,944
6,464,007	National Mentor Holdings, Inc., 2021 Term Loan, USD SOFR + 3.750%, 8.952%, 3/02/2028(d)(f)	4,801,141
177,172	National Mentor Holdings, Inc., 2021 Term Loan C, 3 mo. USD SOFR + 3.750%, 8.748%, 3/02/2028(b)(d)	131,595
3,758,019	Onex TSG Intermediate Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 4.750%, 10.057%, 2/28/2028(b)(d)	3,350,274
1,000,000	Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%, 11.404%, 2/13/2026(b)(g)	888,330
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.750%, 12.904%, 10/05/2028(b)(e)	910,000
2,347,492	Southern Veterinary Partners LLC, Term Loan, 1 mo. USD LIBOR + 4.000%, 9.154%, 10/05/2027(b)(e)	2,265,330
2,264,217	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.250%, 9.284%, 10/01/2028(b)(c)	2,054,777

		40,899,767

	Independent Energy — 0.6%
5,588,546	Matador Bidco Sarl, Term Loan, 1 mo. USD SOFR + 4.500%, 9.753%, 10/15/2026(b)(g)	5,553,618

	Industrial Other — 1.3%
3,901,672	Colibri Group LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 10.250%, 3/12/2029(d)(h)	3,757,818
2,007,327	Gloves Buyer, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.000%, 9.154%, 12/29/2027(b)(d)	1,910,312
2,500,000	KUEHG Corp., 2023 Term Loan, 5/23/2030(a)	2,382,300
	Industrial Other — continued
$4,666,185	Service Logic Acquisition, Inc., Term Loan, USD LIBOR + 4.000%, 9.272%, 10/29/2027(d)(f)	$4,502,869

		12,553,299

	Leisure — 1.2%
300,000	Arcis Golf LLC, 2023 Incremental Delayed Draw Term Loan, 11/24/2028(a)	297,750
1,200,000	Arcis Golf LLC, Term Loan B, 11/24/2028(a)	1,191,000
2,493,590	Carnival Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.000%, 8.154%, 6/30/2025(b)(d)	2,469,427
7,391,400	Thunder Finco Pty. Ltd., Term Loan B, 3 mo. USD LIBOR + 4.000%, 9.159%, 11/26/2026(b)(d)	7,178,897

		11,137,074

	Lodging — 0.4%
3,689,548	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(a)	3,652,062

	Media Entertainment — 8.5%
6,191,000	ABG Intermediate Holdings 2 LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.000%, 11.253%, 12/20/2029(b)(c)	5,726,675
7,017,459	Advantage Sales & Marketing, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 9.719%, 10/28/2027(b)(d)	6,275,152
1,655,133	AP Core Holdings II LLC, Amortization Term Loan B1, 1 mo. USD LIBOR + 5.550%, 10.654%, 9/01/2027(b)(d)	1,577,557
1,856,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1 mo. USD LIBOR + 5.550%, 10.654%, 9/01/2027(b)(d)	1,767,840
2,722,000	Banijay Entertainment S.A.S, USD Term Loan, 3/01/2028(a)	2,683,729
6,794,772	Cengage Learning, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.750%, 9.880%, 7/14/2026(b)(e)	6,401,559
4,727,731	CMG Media Corp., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%, 8.659%, 12/17/2026(b)(g)	3,924,016
6,945,875	Dotdash Meredith, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.119%, 12/01/2028(b)(g)	6,390,205
6,447,028	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD LIBOR + 3.000%, 8.108%, 12/01/2028(b)(g)	6,117,521
2,750,000	iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%, 8.154%, 5/01/2026(b)(g)	2,144,670
4,569,737	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, USD LIBOR + 4.750%, 10.085%, 7/28/2028(c)(f)	4,280,336
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 11.403%, 2/23/2029(b)(g)	6,475,000
2,900,000	MH Sub I LLC, 2023 Term Loan, 3 mo. USD SOFR + 4.250%, 9.403%, 4/25/2028(b)(c)	2,743,081
9,978,631	PUG LLC, USD Term Loan, 1 mo. USD LIBOR + 3.500%, 8.654%, 2/12/2027(b)(g)	8,494,309
4,962,500	Sinclair Television Group, Inc., 2022 Term Loan B4, 1 mo. USD SOFR + 3.750%, 9.003%, 4/21/2029(b)(g)	3,845,937
4,075,263	Summer (BC) Holdco B Sarl, 2021 USD Term Loan B2, 3 mo. USD LIBOR + 4.500%, 9.659%, 12/04/2026(b)(d)	3,764,525
1,647,250	Syndigo LLC, 2020 2nd Lien Term Loan, 3 mo. USD LIBOR + 8.000%, 13.206%, 12/15/2028(b)(d)	1,383,690
3,038,000	Syndigo LLC, 2020 Term Loan, 1 mo. USD LIBOR + 4.500%, 9.648%, 12/15/2027(b)(d)	2,825,340
3,843,689	Voyage Digital Ltd., USD Term Loan B, 3 mo. USD SOFR + 4.250%, 9.362%, 5/11/2029(b)(c)	3,776,424

		80,597,566

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Midstream — 0.7%
$2,493,639	Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD LIBOR + 3.500%, 8.750%, 12/21/2028(b)(c)	$2,380,652
4,396,144	Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 8.405%, 10/05/2028(b)(c)	4,314,947

		6,695,599

	Oil Field Services — 0.4%
4,000,000	Brazos Delaware II LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.805%, 2/11/2030(b)(c)	3,905,000

	Other REITs — 0.9%
2,294,148	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1 mo. USD SOFR + 3.500%, 8.768%, 3/11/2028(b)(g)	1,995,909
2,448,000	RHP Hotel Properties LP, 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.918%, 5/18/2030(b)(g)	2,435,001
4,113,690	Starwood Property Trust, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.403%, 11/18/2027(b)(c)	3,931,988
		8,362,898
	Paper — 1.5%
2,890,462	Domtar Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 5.500%, 10.608%, 11/30/2028(b)(d)	2,818,201
7,178,668	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%, 8.938%, 4/20/2028(b)(d)	6,855,628
4,310,612	Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD LIBOR + 3.750%, 8.909%, 2/04/2028(b)(d)	4,062,751

		13,736,580

	Pharmaceuticals — 1.5%
2,892,313	Bausch Health Cos., Inc., 2022 Term Loan B, 3 mo. USD SOFR + 5.250%, 10.416%, 2/01/2027(b)(c)	2,274,370
1,400,000	Jazz Financing Lux Sarl, USD Term Loan, 5/05/2028(a)	1,396,500
3,390,430	Jazz Financing Lux Sarl, USD Term Loan, 1 mo. USD LIBOR + 3.500%, 8.654%, 5/05/2028(b)(c)	3,381,954
5,276,101	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 4.500%, 9.654%, 12/16/2028(b)(c)	5,078,247
2,000,000	LSCS Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 8.000%, 13.154%, 12/17/2029(b)(c)	1,750,000

		13,881,071

	Property & Casualty Insurance — 2.0%
2,934,928	Acrisure LLC, 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%, 9.404%, 2/15/2027(b)(c)	2,780,844
8,100,000	Amynta Agency Borrower, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 5.000%, 10.253%, 2/28/2028(b)(g)	7,715,250
1,992,994	Asurion LLC, 2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%, 8.404%, 12/23/2026(b)(g)	1,839,375
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1 mo. USD LIBOR + 5.250%, 10.404%, 1/31/2028(b)(g)	3,845,472
2,836,945	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.503%, 8/19/2028(b)(g)	2,606,443

		18,787,384

	Refining — 0.5%
4,809,945	Delek U.S. Holdings, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.753%, 11/19/2029(b)(c)	4,688,205

	Restaurants — 0.5%
4,876,140	Dave & Buster’s, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 5.000%, 10.313%, 6/29/2029(b)(c)	4,873,117

	Retailers — 6.3%
$4,220,700	At Home Group, Inc., Term Loan B, 3 mo. USD LIBOR + 4.250%, 9.427%, 7/24/2028(b)(c)	$2,771,143
2,765,283	Canada Goose, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%, 8.659%, 10/07/2027(b)(d)	2,679,449
3,611,210	Container Store, Inc., 2020 Term Loan B3, 3 mo. USD LIBOR + 4.750%, 9.909%, 1/31/2026(b)(e)	3,286,201
2,730,677	Crocs, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 8.753%, 2/20/2029(b)(c)	2,724,233
2,984,772	CWGS Group LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%, 7.611%, 6/03/2028(d)(h)	2,767,032
1,750,000	Evergreen Acqco 1 LP, 2021 USD Term Loan, 4/26/2028(a)	1,707,125
4,670,059	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3 mo. USD SOFR + 5.500%, 10.660%, 4/26/2028(b)(d)	4,555,643
2,885,727	Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%, 8.904%, 3/06/2028(b)(d)	2,797,712
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%, 14.177%, 5/01/2025(b)(g)	378,327
2,906,467	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 9.409%, 4/15/2028(b)(d)	2,548,623
4,676,585	Olaplex, Inc., 2022 Term Loan, 1 mo. USD SOFR + 3.500%, 8.736%, 2/23/2029(b)(c)	4,177,734
5,710,376	Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3/03/2028(a)	5,589,030
5,504,113	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.003%, 2/11/2028(b)(d)	5,417,423
3,549,474	Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD LIBOR + 3.250%, 8.563%, 2/17/2028(b)(c)	3,496,232
3,980,000	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 8.503%, 10/20/2028(b)(c)	3,570,060
4,166,275	RVR Dealership Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.750%, 8.971%, 2/08/2028(b)(d)	3,723,608
5,282,200	S&S Holdings LLC, Term Loan, 3 mo. USD SOFR + 5.000%, 10.086%, 3/11/2028(b)(c)	4,744,102
2,315,788	Tory Burch LLC, Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.654%, 4/16/2028(b)(c)	2,159,472

		59,093,149

	Technology — 14.1%
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.750%, 12.731%, 2/27/2026(b)(g)	6,443,156
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 yr. USD SOFR + 5.600%, 10.493%, 2/01/2030(b)(c)	4,252,500
3,500,000	Applied Systems, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 6.750%, 11.648%, 9/17/2027(b)(d)	3,487,610
441,000	Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, 3 mo. USD SOFR + 4.500%, 9.398%, 9/18/2026(b)(c)	440,228
4,169,489	Aptean, Inc., 2019 Term Loan, 1 mo. USD SOFR + 4.250%, 9.503%, 4/23/2026(b)(g)	4,022,056
2,600,000	Ascend Learning LLC, 2021 Term Loan, 1 mo. USD SOFR + 3.500%, 8.753%, 12/11/2028(b)(c)	2,329,028
6,529,413	Byju’s Alpha, Inc., Term Loan B, 3 mo. USD LIBOR + 8.000%, 12.928%, 11/24/2026(b)(d)	4,289,824
3,928,155	CDK Global, Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 4.250%, 9.148%, 7/06/2029(b)(c)	3,864,715
5,033,941	Conduent Business Services LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%, 9.404%, 10/16/2028(b)(c)	4,812,448
1,773,177	Constant Contact, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%, 9.198%, 2/10/2028(b)(d)	1,641,306

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$3,945,398	Corel Corp., 2019 Term Loan, 3 mo. USD SOFR + 5.000%, 10.364%, 7/02/2026(b)(g)	$3,576,740
1,698,963	CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%, 8.688%, 6/02/2028(b)(c)	1,515,373
3,470,533	Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%, 8.904%, 10/16/2028(b)(c)	3,110,465
6,110,080	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%, 9.391%, 12/16/2025(b)(d)	5,687,813
3,000,000	Dodge Data & Analytics LLC, 2022 2nd Lien Term Loan, 3 mo. USD SOFR + 8.250%, 13.291%, 2/23/2029(b)(c)	2,070,000
4,466,954	Dodge Data & Analytics LLC, 2022 Term Loan, 3 mo. USD SOFR + 4.750%, 9.791%, 2/23/2029(b)(c)	3,528,894
5,635,878	Endure Digital, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%, 8.792%, 2/10/2028(b)(d)	5,126,902
6,772,368	Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%, 8.655%, 6/13/2024(b)(e)	6,426,571
1,883,915	Global Client Solutions LLC, Term Loan B, 3 mo. USD LIBOR + 6.500%, 11.760%, 3/16/2026(b)(e)	1,782,655
8,145,345	GoTo Group, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%, 9.904%, 8/31/2027(b)(g)	4,926,060
1,392,875	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD LIBOR + 4.000%, 9.154%, 12/01/2027(b)(d)	1,356,312
4,130,829	Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%, 11.404%, 7/07/2025(b)(d)	3,919,867
3,989,848	Ingram Micro, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%, 8.659%, 6/30/2028(b)(c)	3,830,254
5,678,575	Loyalty Ventures, Inc., Term Loan B, Prime + 5.500%, 13.250%, 11/03/2027(b)(g)(j)	534,751
4,000,000	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%, 10.030%, 7/27/2028(b)(d)	2,813,880
3,842,610	McAfee LLC, 2022 USD Term Loan B, 1 mo. USD SOFR + 3.750%, 8.843%, 3/01/2029(b)(c)	3,592,840
2,992,443	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.000%, 9.154%, 12/18/2028(b)(c)	2,500,575
3,000,000	MKS Instruments, Inc., 2022 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 7.948%, 8/17/2029(b)(c)	2,962,500
4,835,302	NCR Corp., 2019 Term Loan, 3 mo. USD LIBOR + 2.500%, 7.780%, 8/28/2026(b)(g)	4,735,598
4,502,715	Open Text Corp., 2022 Term Loan B, 1 mo. SOFR + 3.500%, 8.753%, 1/31/2030(b)(c)	4,491,458
4,819,270	Physician Partners LLC, Term Loan, 3 mo. USD SOFR + 4.000%, 9.048%, 12/23/2028(b)(c)	4,509,054
3,731,237	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 9.445%, 2/01/2029(b)(c)	3,152,037
4,334,000	Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%, 10.005%, 4/27/2028(b)(d)	3,683,900
3,988,577	Sabre GLBL Inc., 2022 1st Lien Term Loan B, 1 mo. USD SOFR + 5.000%, 10.253%, 6/30/2028(b)(c)	2,929,132
5,110,000	Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 10.271%, 5/03/2027(b)(c)	4,798,290
3,000,000	Ultimate Software Group, Inc., Term Loan B, 5/04/2026(a)	2,891,640
1,300,000	Ultimate Software Group, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 8.895%, 5/04/2026(b)(g)	1,253,044
3,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%, 12.505%, 4/23/2029(b)(d)	2,437,500
	Technology — continued
$3,640,423	Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%, 9.255%, 4/24/2028(b)(d)	$3,271,830

		132,998,806

	Transportation Services — 2.0%
3,468,086	AIT Worldwide Logistics, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.750%, 9.849%, 4/06/2028(b)(d)	3,300,750
956,000	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 7/02/2029(a)	941,316
2,226,244	Carriage Purchaser, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%, 9.404%, 9/30/2028(b)(d)	2,179,493
3,356,392	Hertz Corp., 2021 Term Loan B, 6/30/2028(a)	3,319,472
643,608	Hertz Corp., 2021 Term Loan C, 6/30/2028(a)	636,528
1,500,000	Kenan Advantage Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 4.000%, 9.727%, 3/24/2026(b)(d)	1,485,945
1,000,000	KKR Apple Bidco LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 9.153%, 9/22/2028(b)(c)	991,040
2,616,596	LaserShip, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 9.659%, 5/07/2028(b)(d)	2,096,077
4,551,030	St. George Warehousing & Trucking Co. of California, Inc., 2022 Term Loan, 1 mo. USD SOFR + 6.000%, 11.253%, 3/24/2028(b)(d)	4,357,611

		19,308,232

	Wireless — 1.1%
2,500,000	Altice France SA, 2023 USD Term Loan B14, 3 mo. USD SOFR + 5.500%, 10.486%, 8/15/2028(b)(g)	2,079,175
3,794,596	CCI Buyer, Inc., Term Loan, 3 mo. USD SOFR + 4.000%, 8.898%, 12/17/2027(b)(d)	3,602,513
3,576,368	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 1 mo. USD SOFR + 5.000%, 10.108%, 4/27/2027(b)(d)	3,546,184
1,384,000	Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan, 1 mo. USD SOFR + 5.250%, 10.358%, 4/27/2027(b)(d)	1,377,952

		10,605,824

	Wirelines — 0.4%
1,000,000	Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD SOFR + 3.500%, 8.810%, 7/20/2028(b)(c)	988,330
2,521,480	Zacapa Sarl, 2022 Term Loan, 3 mo. USD SOFR + 4.000%, 8.898%, 3/22/2029(b)(c)	2,409,375

		3,397,705

	Total Senior Loans (Identified Cost $842,452,408)	770,239,358

Bonds and Notes — 7.2%
	Airlines — 1.0%
4,205,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	4,173,463
5,000,000	American Airlines, Inc., 7.250%, 2/15/2028, 144A	4,892,596

		9,066,059

	Automotive — 0.1%
1,250,000	Wabash National Corp., 4.500%, 10/15/2028, 144A	1,087,444

	Cable Satellite — 0.3%
5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	2,868,850

	Chemicals — 1.0%
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026, 144A(k)	2,790,966
3,405,000	Kobe U.S. Midco 2, Inc., 10.000% PIK or 9.250% Cash, 11/01/2026, 144A(k)	2,353,842
5,000,000	Olympus Water U.S. Holding Corp., 7.125%, 10/01/2027, 144A	4,662,920

		9,807,728

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.3%
$3,500,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026, 144A	$3,122,410

	Consumer Products — 0.2%
1,965,000	Newell Brands, Inc., 6.375%, 9/15/2027	1,868,892

	Finance Companies — 0.6%
3,000,000	Home Point Capital, Inc., 5.000%, 2/01/2026, 144A	2,685,026
3,370,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	3,087,389

		5,772,415

	Media Entertainment — 0.7%
5,000,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,511,170
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026, 144A	3,181,974

		6,693,144

	Other REITs — 1.0%
4,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	3,745,282
1,200,000	Service Properties Trust, 4.750%, 10/01/2026	1,024,450
3,760,000	Service Properties Trust, 4.950%, 2/15/2027	3,130,971
2,000,000	Starwood Property Trust, Inc., 4.375%, 1/15/2027, 144A	1,690,540

		9,591,243

	Packaging — 0.1%
1,025,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028, 144A	1,015,598

	Retailers — 0.3%
2,370,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028, 144A	2,371,256

	Supermarkets — 0.6%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	5,467,286

	Technology — 0.5%
7,500,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	4,272,798

	Treasuries — 0.5%
5,100,000	U.S. Treasury Notes, 3.500%, 2/15/2033	5,039,436

	Total Bonds and Notes (Identified Cost $77,191,051)	68,044,559

Shares
Common Stocks — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(l)(m) (Identified Cost $2,262,602)	5,691

Exchange-Traded Funds — 1.5%
	Exchange-Traded Funds — 1.5%
174,000	SPDR® Blackstone Senior Loan ETF	7,151,400
292,500	SPDR® Bloomberg Short Term High Yield Bond ETF	7,145,775

	Total Exchange-Traded Funds (Identified Cost $14,615,333)	14,297,175

Principal Amount	Description	Value (†)
Short-Term Investments — 12.8%
$121,157,653	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2023 at 2.300% to be repurchased at $121,165,394 on 6/01/2023 collateralized by $128,980,400 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $123,580,879 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $121,157,653)	$121,157,653

	Total Investments — 103.1% (Identified Cost $1,057,679,047)	973,744,436
	Other assets less liabilities — (3.1)%	(29,498,406)

	Net Assets — 100.0%	$944,246,030

(†)	See Note 2 of Notes to Financial Statements.
(a)	Position is unsettled. Contract rate was not determined at May 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(b)	Variable rate security. Rate as of May 31, 2023 is disclosed.
(c)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.
(d)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(e)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.
(f)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2023. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(g)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2023.
(i)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of Notes to Financial Statements.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended May 31, 2023, interest payments were made in cash.
(l)	Non-income producing security.
(m)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the value of Rule 144A holdings amounted to $54,111,960 or 5.7% of net assets.
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SPDR®	Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Industry Summary at May 31, 2023 (Unaudited)

Technology	14.6%
Media Entertainment	9.2
Retailers	6.6
Chemicals	4.7
Healthcare	4.3
Diversified Manufacturing	4.2
Brokerage	3.9
Consumer Cyclical Services	3.8
Consumer Products	3.5
Airlines	3.2
Cable Satellite	3.1
Building Materials	2.8
Automotive	2.6
Transportation Services	2.0
Property & Casualty Insurance	2.0
Other Investments, less than 2% each	18.3
Short-Term Investments	12.8
Exchange-Traded Funds	1.5

Total Investments	103.1
Other assets less liabilities	(3.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2023 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 95.0% of Net Assets
	Biotechnology — 3.3%
59,035	Vertex Pharmaceuticals, Inc.(a)	$19,101,955

	Broadline Retail — 4.5%
217,360	Amazon.com, Inc.(a)	26,209,269

	Capital Markets — 4.4%
242,705	Intercontinental Exchange, Inc.	25,714,595

	Chemicals — 4.4%
113,900	Sherwin-Williams Co.	25,944,142

	Communications Equipment — 4.2%
88,555	Motorola Solutions, Inc.	24,965,426

	Consumer Staples Distribution & Retail — 4.2%
121,355	Dollar General Corp.	24,403,277

	Diversified Telecommunication Services — 2.7%
261,190	Cogent Communications Holdings, Inc.	16,068,409

	Electric Utilities — 4.4%
355,115	NextEra Energy, Inc.	26,086,748

	Financial Services — 2.9%
53,370	Berkshire Hathaway, Inc., Class B(a)	17,136,040

	Food Products — 4.1%
278,188	McCormick & Co., Inc.	23,849,057

	Ground Transportation — 4.2%
29,815	Saia, Inc.(a)	8,472,231
83,485	Union Pacific Corp.	16,072,532

		24,544,763

	Health Care Providers & Services — 2.5%
27,135	Chemed Corp.	14,483,849

	Household Products — 4.4%
162,500	Clorox Co.	25,704,250

	Industrial REITs — 2.1%
97,800	Prologis, Inc.	12,180,990

	Insurance — 3.1%
59,035	Aon PLC, Class A	18,199,900

	Interactive Media & Services — 3.6%
172,340	Alphabet, Inc., Class A(a)	21,175,416

	IT Services — 3.0%
78,120	VeriSign, Inc.(a)	17,445,758

	Life Sciences Tools & Services — 2.0%
51,580	Danaher Corp.	11,843,800

	Metals & Mining — 4.7%
612,726	Wheaton Precious Metals Corp.	27,725,851

	Oil, Gas & Consumable Fuels — 2.2%
2,134,255	Kosmos Energy Ltd.(a)	12,720,160

	Pharmaceuticals — 2.9%
109,725	Johnson & Johnson	17,013,958

	Professional Services — 3.0%
79,910	Verisk Analytics, Inc.	17,509,080

	Semiconductors & Semiconductor Equipment — 6.7%
112,705	Entegris, Inc.	11,862,201
19,680	Monolithic Power Systems, Inc.	9,641,429
47,110	NVIDIA Corp.	17,823,597

		39,327,227

	Software — 11.5%
114,795	Microsoft Corp.	37,697,530
133,875	Salesforce, Inc.(a)	29,904,997

		67,602,527

	Total Common Stocks (Identified Cost $502,501,309)	556,956,447

Principal Amount	Description	Value (†)
Short-Term Investments — 4.6%
$27,222,007	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2023 at 2.300% to be repurchased at $27,223,746 on 6/01/2023 collateralized by $28,979,700 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $27,766,520 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $27,222,007)	$27,222,007

	Total Investments — 99.6% (Identified Cost $529,723,316)	584,178,454
	Other assets less liabilities — 0.4%	2,292,105

	Net Assets — 100.0%	$586,470,559

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at May 31, 2023 (Unaudited)

Software	11.5%
Semiconductors & Semiconductor Equipment	6.7
Metals & Mining	4.7
Broadline Retail	4.5
Electric Utilities	4.4
Chemicals	4.4
Capital Markets	4.4
Household Products	4.4
Communications Equipment	4.2
Ground Transportation	4.2
Consumer Staples Distribution & Retail	4.2
Food Products	4.1
Interactive Media & Services	3.6
Biotechnology	3.3
Insurance	3.1
Professional Services	3.0
IT Services	3.0
Financial Services	2.9
Pharmaceuticals	2.9
Diversified Telecommunication Services	2.7
Health Care Providers & Services	2.5
Oil, Gas & Consumable Fuels	2.2
Industrial REITs	2.1
Life Sciences Tools & Services	2.0
Short-Term Investments	4.6

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Statements of Assets and Liabilities

May 31, 2023 (Unaudited)

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$93,959,023	$936,521,394	$502,501,309
Repurchase agreement(s) at cost	140,707	121,157,653	27,222,007
Net unrealized appreciation (depreciation)	5,292,047	(83,934,611)	54,455,138

Investments at value	99,391,777	973,744,436	584,178,454
Cash	—	6,981,738	16
Receivable for Fund shares sold	16,013	5,607,569	2,561,320
Receivable for securities sold	1,520,206	19,174,123	—
Dividends and interest receivable	100,304	9,310,045	861,079
Tax reclaims receivable	222,019	—	—
Prepaid expenses (Note 7)	364	170	498

TOTAL ASSETS	101,250,683	1,014,818,081	587,601,367

LIABILITIES
Payable for securities purchased	774,340	65,444,946	—
Unfunded loan commitments (Note 2)	—	10,150	—
Payable for Fund shares redeemed	29,181	2,402,497	625,364
Distributions payable	—	1,556,608	—
Management fees payable (Note 5)	58,904	447,561	289,376
Deferred Trustees’ fees (Note 5)	54,626	451,358	137,664
Administrative fees payable (Note 5)	3,939	37,069	21,823
Payable to distributor (Note 5d)	585	26,744	3,903
Audit and tax services fees payable	24,512	47,821	24,112
Other accounts payable and accrued expenses	29,714	147,297	28,566

TOTAL LIABILITIES	975,801	70,572,051	1,130,808

NET ASSETS	$100,274,882	$944,246,030	$586,470,559

NET ASSETS CONSIST OF:
Paid-in capital	$100,822,105	$1,636,510,034	$549,973,747
Accumulated earnings (loss)	(547,223)	(692,264,004)	36,496,812

NET ASSETS	$100,274,882	$944,246,030	$586,470,559

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,548,484	$173,955,262	$29,110,854

Shares of beneficial interest	238,769	21,592,256	1,605,886

Net asset value and redemption price per share	$14.86	$8.06	$18.13

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$15.77	$8.35	$19.24

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$763,959	$48,829,470	$10,643,357

Shares of beneficial interest	54,384	6,081,720	656,962

Net asset value and offering price per share	$14.05	$8.03	$16.20

Class N shares:
Net assets	$11,138,852	$2,370,341	$332,509

Shares of beneficial interest	737,575	294,348	18,153

Net asset value, offering and redemption price per share	$15.10	$8.05	$18.32

Class Y shares:
Net assets	$84,823,587	$719,090,957	$546,383,839

Shares of beneficial interest	5,627,152	89,152,114	29,828,484

Net asset value, offering and redemption price per share	$15.07	$8.07	$18.32

See accompanying notes to financial statements.

|  20

Statements of Operations

For the Six Months Ended May 31, 2023 (Unaudited)

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$633,776	$440,138	$2,438,891
Interest	8,885	46,556,415	223,307
Less net foreign taxes withheld	(67,659)	—	(27,304)

	575,002	46,996,553	2,634,894

Expenses
Management fees (Note 5)	357,784	2,872,778	1,578,001
Service and distribution fees (Note 5)	8,242	502,261	63,264
Administrative fees (Note 5)	22,113	221,937	104,486
Trustees’ fees and expenses (Note 5)	13,320	56,348	26,787
Transfer agent fees and expenses (Notes 5 and 6)	36,860	388,914	188,033
Audit and tax services fees	22,362	45,663	22,184
Commitment fees (Note 7)	643	1,154,379	2,673
Custodian fees and expenses	18,403	59,385	9,213
Interest expense (Note 9)	7,339	—	1,916
Legal fees	1,866	101,103	7,450
Registration fees	59,479	36,088	81,209
Shareholder reporting expenses	12,234	55,160	11,234
Miscellaneous expenses	27,375	18,927	18,646

Total expenses	588,020	5,512,943	2,115,096
Less waiver and/or expense reimbursement (Note 5)	(121,818)	(1,180,893)	(133,848)

Net expenses	466,202	4,332,050	1,981,248

Net investment income	108,800	42,664,503	653,646

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(1,431,715)	(31,745,964)	(11,464,676)
Foreign currency transactions (Note 2c)	4,721	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	14,133,897	22,161,809	36,764,133
Foreign currency translations (Note 2c)	4,411	—	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	12,711,314	(9,584,155)	25,299,457

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,820,114	$33,080,348	$25,953,103

See accompanying notes to financial statements.

21  |

Statements of Changes in Net Assets

	Loomis Sayles Global Growth Fund		Loomis Sayles Senior Floating Rate and Fixed Income Fund
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
FROM OPERATIONS:
Net investment income (loss)	$108,800	$(96,560)	$42,664,503	$71,090,380
Net realized gain (loss) on investments and foreign currency transactions	(1,426,994)	4,892,043	(31,745,964)	(43,971,877)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	14,138,308	(34,078,488)	22,161,809	(96,207,311)

Net increase (decrease) in net assets resulting from operations	12,820,114	(29,283,005)	33,080,348	(69,088,808)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(191,028)	(424,756)	(7,985,516)	(11,061,592)
Class C	(62,385)	(94,792)	(2,261,375)	(3,435,444)
Class N	(670,570)	(858,053)	(107,362)	(133,691)
Class Y	(5,460,663)	(7,451,003)	(32,838,531)	(59,453,231)

Total distributions	(6,384,646)	(8,828,604)	(43,192,784)	(74,083,958)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(780,385)	6,941,153	(70,063,018)	(372,127,749)

Net increase (decrease) in net assets	5,655,083	(31,170,456)	(80,175,454)	(515,300,515)
NET ASSETS
Beginning of the period	94,619,799	125,790,255	1,024,421,484	1,539,721,999

End of the period	$100,274,882	$94,619,799	$944,246,030	$1,024,421,484

See accompanying notes to financial statements.

|  22

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Select Fund
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
FROM OPERATIONS:
Net investment income	$653,646	$662,061
Net realized gain (loss) on investments	(11,464,676)	426,161
Net change in unrealized appreciation (depreciation) on investments	36,764,133	(29,095,861)

Net increase (decrease) in net assets resulting from operations	25,953,103	(28,007,639)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(221,013)	(6,535,289)
Class C	(60,686)	(1,628,941)
Class N	(3,296)	(628)
Class Y	(4,002,563)	(66,474,581)

Total distributions	(4,287,558)	(74,639,439)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	143,003,421	272,403,248

Net increase in net assets	164,668,966	169,756,170
NET ASSETS
Beginning of the period	421,801,593	252,045,423

End of the period	$586,470,559	$421,801,593

See accompanying notes to financial statements.

23  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$14.00		$19.07	$18.78		$14.78	$13.28		$13.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	(0.04)	(0.09)		(0.05)	0.00	(b)	0.02
Net realized and unrealized gain (loss)	1.81		(3.68)	1.52		4.88	2.03		0.26 (c)

Total from Investment Operations	1.81		(3.72)	1.43		4.83	2.03		0.28

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—	(0.05)		(0.03)
Net realized capital gains	(0.95)		(1.35)	(1.14)		(0.83)	(0.48)		(0.41)

Total Distributions	(0.95)		(1.35)	(1.14)		(0.83)	(0.53)		(0.44)

Net asset value, end of the period	$14.86		$14.00	$19.07		$18.78	$14.78		$13.28

Total return(d)(e)	14.31	%(f)	(21.08)%	7.95%		34.37%	16.25%		2.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,548		$3,225	$6,173		$4,913	$2,832		$1,851
Net expenses(g)	1.22	%(h)(i)	1.20%	1.20	%(j)	1.25%	1.26	%(k)	1.27%
Gross expenses	1.47	%(h)(i)	1.35%	1.29%		1.44%	1.49%		1.62%
Net investment income (loss)	(0.01	)%(h)	(0.25)%	(0.43)%		(0.33)%	0.03%		0.16%
Portfolio turnover rate	15%		43%	18%		44%	37%		24%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.46%.
(j)	Effective December 15, 2020, the expense limit decreased from 1.25% to 1.20%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.30% to 1.25%.

See accompanying notes to financial statements.

|  24

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$13.33		$18.36	$18.24		$14.49	$13.06		$13.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.15)	(0.22)		(0.16)	(0.09)		(0.09)
Net realized and unrealized gain (loss)	1.72		(3.53)	1.48		4.74	2.00		0.26 (b)

Total from Investment Operations	1.67		(3.68)	1.26		4.58	1.91		0.17

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—	(0.00	)(c)	—
Net realized capital gains	(0.95)		(1.35)	(1.14)		(0.83)	(0.48)		(0.41)

Total Distributions	(0.95)		(1.35)	(1.14)		(0.83)	(0.48)		(0.41)

Net asset value, end of the period	$14.05		$13.33	$18.36		$18.24	$14.49		$13.06

Total return(d)(e)	13.95	%(f)	(21.71)%	7.15%		33.44%	15.40%		1.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$764		$833	$1,297		$1,274	$1,079		$606
Net expenses(g)	1.97	%(h)(i)	1.95%	1.95	%(j)	2.00%	2.01	%(k)	2.03%
Gross expenses	2.23	%(h)(i)	2.10%	2.04%		2.19%	2.23%		2.37%
Net investment loss	(0.70	)%(h)	(1.03)%	(1.17)%		(1.05)%	(0.69)%		(0.71)%
Portfolio turnover rate	15%		43%	18%		44%	37%		24%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.21%.
(j)	Effective December 15, 2020, the expense limit decreased from 2.00% to 1.95%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.05% to 2.00%.

See accompanying notes to financial statements.

25  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$14.21		$19.29		$18.93		$14.85	$13.34		$13.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.00	)(b)	(0.03)		(0.01)	0.05		0.05
Net realized and unrealized gain (loss)	1.85		(3.73)		1.53		4.92	2.03		0.26 (c)

Total from Investment Operations	1.87		(3.73)		1.50		4.91	2.08		0.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		—		—		—	(0.09)		(0.05)
Net realized capital gains	(0.95)		(1.35)		(1.14)		(0.83)	(0.48)		(0.41)

Total Distributions	(0.98)		(1.35)		(1.14)		(0.83)	(0.57)		(0.46)

Net asset value, end of the period	$15.10		$14.21		$19.29		$18.93	$14.85		$13.34

Total return(d)	14.54	%(e)	(20.87)%		8.21%		34.84%	16.61%		2.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,139		$9,725		$12,293		$11,357	$3,319		$2,843
Net expenses(f)	0.92	%(g)(h)	0.90%		0.90	%(i)	0.95%	0.98	%(j)	1.00%
Gross expenses	1.16	%(g)(h)	1.02%		0.98%		1.13%	1.22%		1.35%
Net investment income (loss)	0.31	%(g)	(0.01)%		(0.14)%		(0.09)%	0.35%		0.38%
Portfolio turnover rate	15%		43%		18%		44%	37%		24%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.14%.
(i)	Effective December 15, 2020, the expense limit decreased from 0.95% to 0.90%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.00% to 0.95%.

See accompanying notes to financial statements.

|  26

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$14.18		$19.27	$18.91		$14.85	$13.33		$13.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.01)	(0.04)		(0.01)	0.04		0.04
Net realized and unrealized gain (loss)	1.84		(3.73)	1.54		4.90	2.04		0.27 (b)

Total from Investment Operations	1.86		(3.74)	1.50		4.89	2.08		0.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—	—		—	(0.08)		(0.05)
Net realized capital gains	(0.95)		(1.35)	(1.14)		(0.83)	(0.48)		(0.41)

Total Distributions	(0.97)		(1.35)	(1.14)		(0.83)	(0.56)		(0.46)

Net asset value, end of the period	$15.07		$14.18	$19.27		$18.91	$14.85		$13.33

Total return(c)	14.50	%(d)	(20.95)%	8.22%		34.70%	16.65%		2.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,824		$80,836	$106,028		$86,950	$63,308		$52,147
Net expenses(e)	0.97	%(f)(g)	0.95%	0.95	%(h)	1.00%	1.01	%(i)	1.02%
Gross expenses	1.22	%(f)(g)	1.10%	1.04%		1.19%	1.23%		1.37%
Net investment income (loss)	0.24	%(f)	(0.08)%	(0.19)%		(0.05)%	0.30%		0.33%
Portfolio turnover rate	15%		43%	18%		44%	37%		24%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.21%.
(h)	Effective December 15, 2020, the expense limit decreased from 1.00% to 0.95%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class A
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022		Year Ended November 30, 2021		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$8.13		$8.96		$8.81		$9.16		$9.62		$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36		0.43		0.32		0.43		0.57		0.53
Net realized and unrealized gain (loss)	(0.07)		(0.81)		0.16		(0.34)		(0.45)		(0.26)

Total from Investment Operations	0.29		(0.38)		0.48		0.09		0.12		0.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)		(0.45)		(0.33)		(0.44)		(0.58)		(0.54)

Net asset value, end of the period	$8.06		$8.13		$8.96		$8.81		$9.16		$9.62

Total return(b)	3.63	%(c)(d)	(4.28	)%(c)	5.47	%(c)	1.19	%(c)	1.23	%(c)	2.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$173,955		$188,201		$219,989		$208,251		$297,634		$532,551
Net expenses	1.05	%(e)(f)	1.05	%(e)	1.05	%(e)	1.07	%(e)(g)	1.06	%(e)(h)	1.05%
Gross expenses	1.30	%(f)	1.24%		1.24%		1.20	%(g)	1.09	%(h)	1.05%
Net investment income	8.78	%(f)	5.04%		3.56%		4.96%		6.03%		5.42%
Portfolio turnover rate	33%		65%		79%		65%		52%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.18%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.08%.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class C
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022		Year Ended November 30, 2021		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$8.10		$8.93		$8.78		$9.12		$9.59		$9.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33		0.36		0.25		0.37		0.50		0.46
Net realized and unrealized gain (loss)	(0.07)		(0.80)		0.16		(0.34)		(0.46)		(0.26)

Total from Investment Operations	0.26		(0.44)		0.41		0.03		0.04		0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)		(0.39)		(0.26)		(0.37)		(0.51)		(0.47)

Net asset value, end of the period	$8.03		$8.10		$8.93		$8.78		$9.12		$9.59

Total return(b)	3.24	%(c)(d)	(5.04	)%(c)	4.69	%(c)	0.53	%(c)	0.36	%(c)	2.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$48,829		$62,570		$89,618		$125,909		$233,387		$337,088
Net expenses	1.80	%(e)(f)	1.80	%(e)	1.80	%(e)	1.82	%(e)(g)	1.81	%(e)(h)	1.80%
Gross expenses	2.05	%(f)	1.99%		1.99%		1.95	%(g)	1.84	%(h)	1.80%
Net investment income	8.01	%(f)	4.22%		2.80%		4.27%		5.28%		4.66%
Portfolio turnover rate	33%		65%		79%		65%		52%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.93%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.83%.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class N
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$8.13		$8.96	$8.81	$9.17		$9.63		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37		0.46	0.34	0.46		0.60		0.57
Net realized and unrealized gain (loss)	(0.08)		(0.81)	0.16	(0.36)		(0.45)		(0.27)

Total from Investment Operations	0.29		(0.35)	0.50	0.10		0.15		0.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)		(0.48)	(0.35)	(0.46)		(0.61)		(0.57)

Net asset value, end of the period	$8.05		$8.13	$8.96	$8.81		$9.17		$9.63

Total return(b)	3.66	%(c)	(4.00)%	5.79%	1.37%		1.54%		3.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,370		$2,278	$2,528	$151		$242		$191
Net expenses(d)	0.75	%(e)	0.75%	0.75%	0.77	%(f)	0.76	%(g)	0.74%
Gross expenses	1.05	%(e)	0.96%	1.03%	1.24	%(f)	1.11	%(g)	0.95%
Net investment income	9.10	%(e)	5.36%	3.83%	5.31%		6.33%		5.77%
Portfolio turnover rate	33%		65%	79%	65%		52%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.22%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.09%.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class Y
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022		Year Ended November 30, 2021		Year Ended November 30, 2020		Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$8.14		$8.97		$8.82		$9.17		$9.63		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37		0.44		0.34		0.46		0.59		0.56
Net realized and unrealized gain (loss)	(0.07)		(0.79)		0.16		(0.35)		(0.45)		(0.26)

Total from Investment Operations	0.30		(0.35)		0.50		0.11		0.14		0.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)		(0.48)		(0.35)		(0.46)		(0.60)		(0.57)

Net asset value, end of the period	$8.07		$8.14		$8.97		$8.82		$9.17		$9.63

Total return	3.76	%(b)(c)	(4.04	)%(b)	5.73	%(b)	1.45	%(b)	1.49	%(b)	3.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$719,091		$771,373		$1,227,587		$875,829		$1,929,869		$3,101,286
Net expenses	0.80	%(d)(e)	0.80	%(d)	0.80	%(d)	0.82	%(d)(f)	0.81	%(d)(g)	0.80%
Gross expenses	1.05	%(e)	0.99%		0.99%		0.95	%(f)	0.84	%(g)	0.80%
Net investment income	9.01	%(e)	5.11%		3.80%		5.28%		6.28%		5.70%
Portfolio turnover rate	33%		65%		79%		65%		52%		65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.93%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.83%.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$17.24		$26.43		$20.00		$18.63	$18.13		$18.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00	(b)	(0.00	)(b)	0.07	(c)	0.06	0.14		0.07
Net realized and unrealized gain (loss)	1.05		(1.94)		7.70		2.75	1.90		0.91

Total from Investment Operations	1.05		(1.94)		7.77		2.81	2.04		0.98

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.08)		(0.13)	—		(0.10)
Net realized capital gains	(0.16)		(7.25)		(1.26)		(1.31)	(1.54)		(1.34)

Total Distributions	(0.16)		(7.25)		(1.34)		(1.44)	(1.54)		(1.44)

Net asset value, end of the period	$18.13		$17.24		$26.43		$20.00	$18.63		$18.13

Total return(d)(e)	6.20	%(f)	(10.50)%		41.46	%(c)	16.21%	13.67%		5.62%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$29,111		$23,653		$20,382		$13,722	$15,434		$17,703
Net expenses(g)	1.10	%(h)	1.09	%(i)	1.10	%(j)(k)	1.13%	1.16	%(l)	1.22	%(m)
Gross expenses	1.16	%(h)	1.12%		1.14%		1.18%	1.21%		1.27%
Net investment income (loss)	0.04	%(h)	(0.02)%		0.30	%(c)	0.37%	0.84%		0.41%
Portfolio turnover rate	23%		74%		93%		88%	51%		54%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been 40.82% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes additional voluntary waiver of advisory fee of 0.01%.
(j)	Includes additional voluntary waiver of advisory fee of 0.03%.
(k)	Effective July 1, 2021, the expense limit decreased from 1.15% to 1.10%.
(l)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.15%.
(m)	Effective July 1, 2018, the expense limit decreased from 1.25% to 1.20%.

See accompanying notes to financial statements.

|  32

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$15.49		$24.61		$18.76		$17.56	$17.31		$17.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)		(0.12)		(0.08	)(b)	(0.07)	0.02		(0.06)
Net realized and unrealized gain (loss)	0.92		(1.75)		7.19		2.58	1.77		0.87

Total from Investment Operations	0.87		(1.87)		7.11		2.51	1.79		0.81

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.16)		(7.25)		(1.26)		(1.31)	(1.54)		(1.34)

Net asset value, end of the period	$16.20		$15.49		$24.61		$18.76	$17.56		$17.31

Total return(c)(d)	5.74	%(e)	(11.16)%		40.44	%(b)	15.31%	12.86%		4.77%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,643		$5,784		$5,357		$5,246	$6,313		$6,917
Net expenses(f)	1.85	%(g)	1.84	%(h)	1.86	%(i)(j)	1.88%	1.91	%(k)	1.96	%(l)
Gross expenses	1.91	%(g)	1.88%		1.89%		1.93%	1.96%		2.01%
Net investment income (loss)	(0.66	)%(g)	(0.76)%		(0.39	)%(b)	(0.40)%	0.09%		(0.32)%
Portfolio turnover rate	23%		74%		93%		88%	51%		54%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been 39.76% and the ratio of net investment loss to average net assets would have been (1.00)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes additional voluntary waiver of advisory fee of 0.01%.
(i)	Includes additional voluntary waiver of advisory fee of 0.03%.
(j)	Effective July 1, 2021, the expense limit decreased from 1.90% to 1.85%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.95% to 1.90%.
(l)	Effective July 1, 2018, the expense limit decreased from 2.00% to 1.95%.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$17.43		$26.63	$20.14		$18.76	$18.26		$18.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.08	0.13	(b)	0.11	0.19		0.13
Net realized and unrealized gain (loss)	1.06		(2.00)	7.76		2.77	1.91		0.89

Total from Investment Operations	1.09		(1.92)	7.89		2.88	2.10		1.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.03)	(0.14)		(0.19)	(0.06)		(0.15)
Net realized capital gains	(0.16)		(7.25)	(1.26)		(1.31)	(1.54)		(1.34)

Total Distributions	(0.20)		(7.28)	(1.40)		(1.50)	(1.60)		(1.49)

Net asset value, end of the period	$18.32		$17.43	$26.63		$20.14	$18.76		$18.26

Total return(c)	6.37	%(d)	(10.29)%	41.87	%(b)	16.50%	13.93%		5.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$333		$289	$2		$2	$1		$1
Net expenses(e)	0.80	%(f)	0.80%	0.83	%(g)	0.85%	0.87	%(h)	0.93	%(i)
Gross expenses	1.48	%(f)	3.35%	49.27%		71.85%	63.51%		13.54%
Net investment income	0.33	%(f)	0.51%	0.56	%(b)	0.61%	1.10%		0.68%
Portfolio turnover rate	23%		74%	93%		88%	51%		54%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 41.24% and the ratio of net investment income to average net assets would have been 0.02%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.90% to 0.85%.
(i)	Effective July 1, 2018, the expense limit decreased from 0.95% to 0.90%.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022		Year Ended November 30, 2021		Year Ended November 30, 2020	Year Ended November 30, 2019		Year Ended November 30, 2018
Net asset value, beginning of the period	$17.43		$26.63		$20.14		$18.75	$18.25		$18.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.05		0.13	(b)	0.11	0.19		0.13
Net realized and unrealized gain (loss)	1.05		(1.97)		7.75		2.77	1.90		0.90

Total from Investment Operations	1.08		(1.92)		7.88		2.88	2.09		1.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.03)		(0.13)		(0.18)	(0.05)		(0.15)
Net realized capital gains	(0.16)		(7.25)		(1.26)		(1.31)	(1.54)		(1.34)

Total Distributions	(0.19)		(7.28)		(1.39)		(1.49)	(1.59)		(1.49)

Net asset value, end of the period	$18.32		$17.43		$26.63		$20.14	$18.75		$18.25

Total return(c)	6.34	%(d)	(10.31)%		41.81	%(b)	16.52%	13.94%		5.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$546,384		$392,076		$226,305		$205,557	$204,856		$175,017
Net expenses(e)	0.85	%(f)	0.84	%(g)	0.85	%(h)(i)	0.88%	0.91	%(j)	0.96	%(k)
Gross expenses	0.91	%(f)	0.88%		0.89%		0.93%	0.96%		1.01%
Net investment income	0.32	%(f)	0.26%		0.56	%(b)	0.61%	1.09%		0.68%
Portfolio turnover rate	23%		74%		93%		88%	51%		54%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been less than $(0.01), total return would have been 41.17% and the ratio of net investment loss to average net assets would have been less than (0.01)%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes additional voluntary waiver of advisory fee of 0.01%.
(h)	Includes additional voluntary waiver of advisory fee of 0.03%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(j)	Effective July 1, 2019, the expense limit decreased from 0.95% to 0.90%.
(k)	Effective July 1, 2018, the expense limit decreased from 1.00% to 0.95%.

See accompanying notes to financial statements.

35  |

Notes to Financial Statements

May 31, 2023 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Growth Fund (“Global Growth Fund”)

Loomis Sayles Senior Floating Rate and Fixed Income Fund (“Senior Floating Rate and Fixed Income Fund”)

Vaughan Nelson Select Fund (“Select Fund”)

Global Growth Fund and Senior Floating Rate and Fixed Income Fund are diversified investment companies. Select Fund is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Global Growth Fund and Select Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

|  36

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

37  |

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, distributions in excess of income and/or capital gain, premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, deferred Trustees’ fees, distribution re-designations and return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to premium amortization, deferred Trustees’ fees, wash sales, passive foreign investment company adjustments, corporate actions, dividends payable and foreign currency gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Growth Fund	$19,003	$8,809,601	$8,828,604
Senior Floating Rate and Fixed Income Fund	74,083,958	—	74,083,958
Select Fund	38,159,873	36,479,566	74,639,439

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of November 30, 2022, capital loss carryforwards were as follows:

	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(133,659,715)	$—
Long-term:
No expiration date	—	(439,906,554)	—

Total capital loss carryforward	$—	$(573,566,269)	$—

|  38

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

As of May 31, 2023, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Federal tax cost	$94,097,803	$1,057,931,001	$529,723,316

Gross tax appreciation	$11,632,911	$2,308,789	$66,122,441
Gross tax depreciation	(6,338,937)	(86,495,354)	(11,667,303)

Net tax appreciation (depreciation)	$5,293,974	$(84,186,565)	$54,455,138

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Senior Loans.  Senior Floating Rate and Fixed Income Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Unfunded Loan Commitments.  Senior Floating Rate and Fixed Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of May 31, 2023, the Fund had unfunded loan commitments reflected on the Statements of Assets and Liabilities, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

Borrower	Type	Principal Amount
Dermatology Intermediate Holdings III, Inc.	2022 Delayed Draw Term Loan	$10,150

Under the terms of the contract, the Fund has the option to assign (sell) all or a portion of the unfunded loan commitment. Upon the completion of such assignment, the Fund is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Fund sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of Investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statements of Assets and Liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Fund’s unfunded loan commitments liability.

39  |

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”) in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which was expected to occur no later than June 30, 2023. In January 2021, FASB issued Accounting Standard Update 2021-01 (“ASU 2021-01”), which is an update of ASU 2020-04. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation than LIBOR. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. In December 2022, FASB issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. As of June 30, 2023, LIBOR will cease to be published on a representative basis, and will be replaced by an alternative reference rate at the next reset date subsequent to June 30, 2023 for all investments for which LIBOR is the current reference rate. Management has elected to apply the optional expedients when appropriate and account for such modifications by prospectively adjusting the effective interest rate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

|  40

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2023, at value:

Global Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$8,588,971	$3,283,734	$—	$11,872,705
Denmark	—	2,704,122	—	2,704,122
France	—	1,005,147	—	1,005,147
Japan	—	2,688,422	—	2,688,422
Netherlands	—	3,601,613	—	3,601,613
Switzerland	2,283,218	3,942,367	—	6,225,585
United Kingdom	—	1,400,415	—	1,400,415
United States	52,486,567	5,160,362	—	57,646,929
All Other Common Stocks(a)	12,106,132	—	—	12,106,132

Total Common Stocks	75,464,888	23,786,182	—	99,251,070

Short-Term Investments	—	140,707	—	140,707

Total	$75,464,888	$23,926,889	$—	$99,391,777

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$770,239,358	$—	$770,239,358
Bonds and Notes(a)	—	68,044,559	—	68,044,559
Common Stocks(a)	—	—	5,691	5,691
Exchange-Traded Funds	14,297,175	—	—	14,297,175
Short-Term Investments	—	121,157,653	—	121,157,653

Total	$14,297,175	$959,441,570	$5,691	$973,744,436

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$556,956,447	$—	$—	$556,956,447
Short-Term Investments	—	27,222,007	—	27,222,007

Total	$556,956,447	$27,222,007	$—	$584,178,454

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

41  |

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2022 and/or May 31, 2023:

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2023
Common Stocks
Oil, Gas & Consumable Fuels	$5,691	$—	$—	$—	$—	$—	$—	$—	$5,691	$—

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2023, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Growth Fund	$—	$—	$14,458,373	$22,318,223
Senior Floating Rate and Fixed Income Fund	4,891,816	34,582,707	285,460,781	335,795,816
Select Fund	—	—	218,099,318	101,184,547

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to Global Growth Fund and Senior Floating Rate and Fixed Income Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Growth Fund	0.75%
Senior Floating Rate and Fixed Income Fund	0.60%

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.70%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.47%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

|  42

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

For the six months ended May 31, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.20%	1.95%	0.90%	0.95%
Senior Floating Rate and Fixed Income Fund	1.05%	1.80%	0.75%	0.80%
Select Fund	1.10%	1.85%	0.80%	0.85%

Effective July 1, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Senior Floating Rate and Fixed Income Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Senior Floating Rate and Fixed Income Fund	1.00%	1.75%	0.70%	0.75%

This new undertaking is in effect until March 31, 2025, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2023, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Global Growth Fund	$357,784	$120,796	$236,988	0.75%	0.50%
Senior Floating Rate and Fixed Income Fund	2,872,778	1,179,897	1,692,881	0.60%	0.35%
Select Fund	1,578,001	132,863	1,445,138	0.70%	0.64%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2024.

No expenses were recovered for any of the Funds during the six months ended May 31, 2023 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

43  |

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

For the six months ended May 31, 2023, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Growth Fund	$4,066	$1,044	$3,132
Senior Floating Rate and Fixed Income Fund	224,408	69,463	208,390
Select Fund	31,042	8,056	24,166

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Growth Fund	$22,113
Senior Floating Rate and Fixed Income Fund	221,937
Select Fund	104,486

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Growth Fund	$ 31,425
Senior Floating Rate and Fixed Income Fund	351,201
Select Fund	167,145

As of May 31, 2023, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Growth Fund	$585
Senior Floating Rate and Fixed Income Fund	26,744
Select Fund	3,903

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

|  44

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2023 were as follows:

Fund	Commissions
Global Growth Fund	$28
Senior Floating Rate and Fixed Income Fund	20,103
Select Fund	6,334

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2023, each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends in person or telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.  As of May 31, 2023, Natixis and affiliates (“Natixis”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Natixis	Retirement Plan
Global Growth Fund	11.07%	7.25%
Senior Floating Rate and Fixed Income Fund	—	0.89%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2024 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended May 31, 2023, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Global Growth Fund	$1,022
Senior Floating Rate and Fixed Income Fund	996
Select Fund	985

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

45  |

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

For the six months ended May 31, 2023, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	$1,363	$357	$1,022	$34,118
Senior Floating Rate and Fixed Income Fund	72,875	22,522	996	292,521
Select Fund	10,202	2,715	985	174,131

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit and are reflected in commitment fees on the Statements of Operations. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 6, 2023, Global Growth Fund and Select Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to April 6, 2023, Senior Floating Rate and Fixed Income Fund had entered into a syndicated, committed, secured line of credit with Sumitomo Mitsui Banking Corporation (the “Administrative Agent”), the Bank of Nova Scotia, Houston Branch, BNP Paribas and Canadian Imperial Bank of Commerce, New York Branch (each a “Lender” and together with the Administrative Agent “Lenders”) under which it may have borrowed for investment or liquidity purposes. The commitment of the Lenders to make loans to the Fund was not to exceed $400,000,000 at any one time. Under the terms of the agreement, the Lenders were entitled to a security interest in the assets of the Fund as collateral. Interest was charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.500% per annum payable to the Administrative Agent for the account of each Lender was accrued by the Fund based on the unused portion of the line of credit. The Fund paid the Administrative Agent an upfront fee of $460,000 and an administrative agent fee of $25,000, for a total of $485,000, which were fully amortized upon termination of the agreement and are reflected in commitment fees on the Statements of Operations.

For the six months ended May 31, 2023, Select Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $6,350,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $1,916.

8.   Risk.  Global Growth Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/ counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.

|  46

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk (including risks associated with the expected transition away from LIBOR by June 30, 2023). There may also be less public information available about senior loans as compared to other debt securities.

Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

9.  Interest Expense.  The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank and borrowings on the line of credit. Interest expense incurred for the six months ended May 31, 2023 is reflected on the Statement of Operations.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5g)	Total Percentage of Ownership
Global Growth Fund	3	50.02%	18.32%	68.34%
Select Fund	2	12.10%	—	12.10%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

47  |

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Global Growth Fund

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	29,297	$374,416	34,564	$530,296
Issued in connection with the reinvestment of distributions	15,179	188,214	23,201	416,129
Redeemed	(36,167)	(496,422)	(150,976)	(2,209,227)

Net change	8,309	$66,208	(93,211)	$(1,262,802)

Class C
Issued from the sale of shares	7,666	$98,094	6,077	$74,299
Issued in connection with the reinvestment of distributions	5,305	62,385	5,510	94,792
Redeemed	(21,084)	(280,079)	(19,719)	(261,615)

Net change	(8,113)	$(119,600)	(8,132)	$(92,524)

Class N
Issued from the sale of shares	138	$1,898	102	$1,682
Issued in connection with the reinvestment of distributions	53,304	670,570	47,237	858,053
Redeemed	(122)	(1,693)	(194)	(2,678)

Net change	53,320	$670,775	47,145	$857,057

Class Y
Issued from the sale of shares	1,037,607	$13,904,148	2,534,046	$39,498,284
Issued in connection with the reinvestment of distributions	415,989	5,224,816	394,539	7,157,460
Redeemed	(1,525,752)	(20,526,732)	(2,732,917)	(39,216,322)

Net change	(72,156)	$(1,397,768)	195,668	$7,439,422

Increase (decrease) from capital share transactions	(18,640)	$(780,385)	141,470	$6,941,153

Senior Floating Rate and Fixed Income Fund

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,580,304	$20,995,921	6,030,711	$52,286,645
Issued in connection with the reinvestment of distributions	758,401	6,174,927	1,000,307	8,471,705
Redeemed	(4,889,878)	(39,832,094)	(8,428,506)	(71,768,362)

Net change	(1,551,173)	$(12,661,246)	(1,397,488)	$(11,010,012)

Class C
Issued from the sale of shares	114,444	$928,082	1,181,683	$10,329,386
Issued in connection with the reinvestment of distributions	239,863	1,946,600	345,552	2,917,468
Redeemed	(1,993,296)	(16,180,633)	(3,838,119)	(32,784,817)

Net change	(1,638,989)	$(13,305,951)	(2,310,884)	$(19,537,963)

Class N
Issued from the sale of shares	4,946	$41,000	—	$—
Issued in connection with the reinvestment of distributions	13,193	107,362	15,795	133,691
Redeemed	(4,006)	(32,396)	(17,749)	(150,540)

Net change	14,133	$115,966	(1,954)	$(16,849)

Class Y
Issued from the sale of shares	29,130,335	$238,907,482	61,545,349	$540,426,224
Issued in connection with the reinvestment of distributions	3,185,454	25,966,482	5,450,189	46,375,759
Redeemed	(37,908,042)	(309,085,751)	(109,033,046)	(928,364,908)

Net change	(5,592,253)	$(44,211,787)	(42,037,508)	$(341,562,925)

Decrease from capital share transactions	(8,768,282)	$(70,063,018)	(45,747,834)	$(372,127,749)

|  48

Notes to Financial Statements (continued)

May 31, 2023 (Unaudited)

11.  Capital Shares (continued).

Select Fund

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	498,612	$8,699,219	1,106,092	$21,096,534
Issued in connection with the reinvestment of distributions	12,763	207,534	311,491	6,067,835
Redeemed	(277,502)	(4,747,144)	(816,595)	(14,045,519)

Net change	233,873	$4,159,609	600,988	$13,118,850

Class C
Issued from the sale of shares	346,489	$5,519,735	213,807	$3,394,770
Issued in connection with the reinvestment of distributions	4,085	59,562	90,041	1,586,526
Redeemed	(67,110)	(1,033,154)	(148,023)	(2,279,674)

Net change	283,464	$4,546,143	155,825	$2,701,622

Class N
Issued from the sale of shares	1,555	$26,883	18,971	$297,023
Issued in connection with the reinvestment of distributions	201	3,296	32	628
Redeemed	(160)	(2,712)	(2,532)	(39,785)

Net change	1,596	$27,467	16,471	$257,866

Class Y
Issued from the sale of shares	13,025,826	$230,816,492	17,605,549	$314,106,172
Issued in connection with the reinvestment of distributions	196,448	3,223,701	3,204,671	62,971,719
Redeemed	(5,883,304)	(99,769,991)	(6,818,076)	(120,752,981)

Net change	7,338,970	$134,270,202	13,992,144	$256,324,910

Increase from capital share transactions	7,857,903	$143,003,421	14,765,428	$272,403,248

49  |

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a- 2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 21, 2023

By:	/s/ Matthew Block

Name:	Matthew Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	July 21, 2023